Financial Instruments and Risk Management - Schedule of Credit Risk (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Credit Risk [Abstract]
Trade receivables	$ 47,412	$ 22,452
Joint interest receivables	9,005	12,228
Accounts receivable	$ 56,417	$ 34,680